Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents		$ 10,625	$ 2,828
Short-term deposit			3,498
Accounts receivables - trade		24	18
Other current assets		404	290
Inventory		81	180
Current assets		11,134	6,814
NON-CURRENT ASSETS:
Inventory			260
Property and equipment, net		90	120
Intangible assets, net		15	16
Non-current Assets		105	396
TOTAL ASSETS		11,239	7,210
CURRENT LIABILITIES :
Accounts payables - trade		190	190
Other current liabilities		1,172	767
Current Liabilities		1,362	957
NON-CURRENT LIABILITIES:
Contract liability		118	118
Warrants at fair value		1,601	559
Retirement benefit obligation, net		79	65
Non-current liabilities		1,798	742
COMMITMENTS
TOTAL LIABILITIES		3,160	1,699
EQUITY:
Ordinary share capital	[1]	20,924	5,292
Share premium		48,942	55,040
Other capital reserves		692	330
Warrants			730
Accumulated deficit		(62,479)	(55,881)
TOTAL SHAREHOLDERS' EQUITY		8,079	5,511
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 11,239	$ 7,210

[1]	On July 9, 2018, the Company implemented a 1-for-10 consolidation of its ordinary shares with a market effective date of July 13, 2018, which was applied retrospectively for the calculation of the basic and diluted loss per ordinary share.